Parent Only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member]	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0000625	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued	20,300,000	20,300,000	18,000,000
Ordinary shares, shares outstanding	20,300,000	20,300,000	18,000,000